N-4	Dec. 03, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	AUL AMERICAN UNIT TRUST
Entity Central Index Key	0000856341
Entity Investment Company Type	N-4
Document Period End Date	Dec. 03, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

This supplement amends certain information in the above-referenced prospectus:

1.) The Appendix: Funds Available Under the Contract to the Prospectus is revised to add the following Funds:

					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-7FH	Foreign Small/Mid Eqty	T. Rowe Price International Discovery I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadvisor: T. Rowe Price International Limited; T. Rowe Price Hong Kong Limited; T. Rowe Price Japan, Inc	1.08	*	3.84	4.16
06-7FJ	Foreign Small/Mid Eqty	Driehaus International Small Cap Growth: Class No Load Investment Adviser: Driehaus Capital Management LLC	1.15		3.15	4.96	7.50
06-7FR	Short Term Bond	JPMorgan Short Duration Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.28	*	5.22	2.25	2.02
06-7FV	Intermediate Term Bond	Carillon Reams Unconstrained Bond R-6: Class Retirement Investment Adviser: Carillon Tower Advisers, Inc. Investment Subadvisor: Scout Investments, Inc.	0.5	*	4.32	3.71
06-7FK	Specialty	Fidelity Advisor Energy – I: Class Instl Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.69
06-7FM	Specialty	Fidelity Select Energy Port M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.19		4.32	3.71
06-7FN	Specialty	Fidelity Advisor Technology – Z: Class Inst Investment Subadviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.55
				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-7FT	Foreign Growth	Fidelity Advisor Overseas M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors	1.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund's prospectus for additional information.

2.) The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been liquidated:

Fund Name
MassMutual Total Return Bond I

3.) The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been closed to new investors:

Fund Name
T. Rowe Price International Discovery
Columbia Integrated Large Cap Gr A
Columbia Integrated Large Cap Gr Ins 3

4.) The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been re-opened to new investors:

Fund Name
T. Rowe Price Small-Cap Stock I
Franklin Convertible Securities R6
Macquarie Science and Technology Y
T. Rowe Price International Discovery

For additional information about the Funds, please refer to the respective Fund's prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The Appendix: Funds Available Under the Contract to the Prospectus is revised to add the following Funds:
Portfolio Companies [Table Text Block]
					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-7FH	Foreign Small/Mid Eqty	T. Rowe Price International Discovery I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. Investment Subadvisor: T. Rowe Price International Limited; T. Rowe Price Hong Kong Limited; T. Rowe Price Japan, Inc	1.08	*	3.84	4.16
06-7FJ	Foreign Small/Mid Eqty	Driehaus International Small Cap Growth: Class No Load Investment Adviser: Driehaus Capital Management LLC	1.15		3.15	4.96	7.50
06-7FR	Short Term Bond	JPMorgan Short Duration Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.28	*	5.22	2.25	2.02
06-7FV	Intermediate Term Bond	Carillon Reams Unconstrained Bond R-6: Class Retirement Investment Adviser: Carillon Tower Advisers, Inc. Investment Subadvisor: Scout Investments, Inc.	0.5	*	4.32	3.71
06-7FK	Specialty	Fidelity Advisor Energy – I: Class Instl Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.69
06-7FM	Specialty	Fidelity Select Energy Port M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.19		4.32	3.71
06-7FN	Specialty	Fidelity Advisor Technology – Z: Class Inst Investment Subadviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.55
				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-7FT	Foreign Growth	Fidelity Advisor Overseas M: Class M Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors	1.22

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund's prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund's prospectus for additional information.
Carillon Reams Unconstrained Bond R-6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Carillon Reams Unconstrained Bond R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Carillon Tower Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Scout Investments, Inc.
Current Expenses [Percent]	0.50%	[1]
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	3.71%
Driehaus International Small Cap Growth: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Driehaus International Small Cap Growth: Class No Load
Portfolio Company Adviser [Text Block]	Driehaus Capital Management LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	3.15%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Fidelity Advisor Energy – I: Class Instl [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Energy – I: Class Instl
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.69%
Fidelity Advisor Overseas M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Overseas M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd; FIL Investment Advisors
Current Expenses [Percent]	1.22%
Fidelity Advisor Technology – Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Technology – Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.55%
Fidelity Select Energy Port M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Select Energy Port M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	3.71%
JPMorgan Short Duration Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Short Duration Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.28%	[1]
Average Annual Total Returns, 1 Year [Percent]	5.22%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.02%
T. Rowe Price International Discovery I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Discovery I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Limited; T. Rowe Price Hong Kong Limited; T. Rowe Price Japan, Inc
Current Expenses [Percent]	1.08%	[1]
Average Annual Total Returns, 1 Year [Percent]	3.84%
Average Annual Total Returns, 5 Years [Percent]	4.16%

[1]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund's prospectus for additional information.